SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease expense	$ 62,449	$ 64,361	$ 67,290
Short-term lease expense	1,102	1,204	938
Total operating lease expenses	63,551	65,565	68,228
Amortization expense	8,407	25,150	26,463
Interest expense		1,299	2,850
Total financing lease expenses	8,407	26,449	29,313
Total lease expenses	$ 71,958	$ 92,014	$ 97,541